Quarterly Selected Financial Data (Unaudited) (in thousands, except per share data) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 1,480,618	$ 1,913,851	$ 1,664,277	$ 1,403,630	$ 1,381,193	$ 1,858,356	$ 1,522,174	$ 1,293,403	$ 6,462,376	$ 6,055,126	$ 5,396,175
Operating income	199,376	511,724	308,681	158,296	209,580	550,276	292,152	167,053	1,178,077	1,219,061	1,048,819
Net income	$ 121,297	$ 450,584	$ 240,190	$ 118,157	$ 154,634	$ 470,378	$ 226,676	$ 103,155	$ 930,228	$ 954,843	$ 759,872
Earnings per share
Basic (in dollars per share)	$ 0.57	$ 2.10	$ 1.11	$ 0.54	$ 0.70	$ 2.12	$ 1.02	$ 0.45	$ 4.33	$ 4.28	$ 3.33
Diluted (in dollars per share)	$ 0.56	$ 2.09	$ 1.11	$ 0.54	$ 0.70	$ 2.11	$ 1.01	$ 0.45	$ 4.30	$ 4.25	$ 3.31